Note 10 - Investment in Juanicipio - Associate's Financial Position (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Cash and cash equivalents	$ 1,102	$ 18,972
Value added tax and other receivables	13,945	25,580
Concentrate sales receivable	24,098	18,853
Materials and supplies	10,081	0
Stockpiles	26,020	3,234
Prepaids and other assets	7,756	104
Current assets of associates and joint ventures	83,002	66,743
Right-of-use assets	1,336	2,052
Mineral interests, plant and equipment	779,735	644,609
Deferred tax assets	11,259	5,254
Non-current assets of associates and joint ventures	792,330	651,915
Total assets	875,332	718,658
Payables	34,678	19,364
Interest and other payables to shareholders	13,460	4,279
Income tax payable	36,259	3,471
Current liabilities of associates and joint ventures	84,397	27,114
Lease obligation	1,329	2,053
Reserves for retirement and pension	29	20
Reclamation and closure	3,073	4,050
Deferred tax liabilities	22,242	31,266
Non-current liabilities of associates and joint ventures	26,673	37,389
Total liabilities	111,070	64,503
Shareholders equity including shareholder advances	764,262	654,155
Total equity	764,262	654,155
TOTAL LIABILITIES	$ 875,332	$ 718,658